Other Intangible Assets (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets		$ 347	$ 356	$ 353
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		337
Finite-Lived Intangible Assets, Amortization Expense, Year Two		337
Finite-Lived Intangible Assets, Amortization Expense, Year Three		337
Finite-Lived Intangible Assets, Amortization Expense, Year Four		337
Finite-Lived Intangible Assets, Amortization Expense, Year Five		337
Contractual customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		10,027	10,635
Finite-Lived Intangible Assets, Accumulated Amortization		$ (1,283)	$ (1,019)
Eagle Ford Gathering System [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension	10 years
Williams Partners [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	30 years